Bank loans:	12 Months Ended
Dec. 31, 2020
Bank loans:
Bank loans

Note 10 - Bank loans:

At December 31, 2019, the Company has used the total amount of these credits as shown below:

	Credit line balance in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2019		used in pesos		amortization		interests - Net		Short		Long		value (*)

Santander, S.A.			Ps.	2,000,000			Ps.	(7,933)			Ps.	1,992,067	Ps.	2,044,664
BBVA Bancomer, S. A.				2,000,000				401	Ps.	23,998		1,976,403		2,045,386
Total México			Ps.	4,000,000	Ps.			(7,532)	Ps.	23,998	Ps.	3,968,470	Ps.	4,090,050
Bancolombia, S.A.	COP	137,250,000	Ps.	1,041,415	Ps.	(51,834)	Ps.	6,474	Ps.	73,067	Ps.	922,987	Ps.	894,131
Corpbanca Colombia, S.A.		93,330,000		708,472		(35,247)		5,503		49,657		629,071		608,009
Banco Davivienda, S.A.		82,349,995		624,983		(31,101)		4,332		43,799		554,416		536,479
Banco de Bogotá, S.A.		33,854,211		256,744		(12,786)		1,106		18,014		227,049		220,552
Banco de Occidente, S.A.		33,854,228		256,742		(12,786)		1,098		18,014		227,040		220,552
Banco Popular, S.A.		7,319,029		55,309		(2,765)		(348)		4,023		48,174		47,687
Banco AV Villas, S.A.		7,320,000		55,566		(2,764)		432		3,895		49,339		47,687
Servicios Financieros, S.A.		7,320,000		55,315		(2,764)		(612)		3,768		48,171		47,687
Total Airplan	COP	402,597,463	Ps.	3,054,546	Ps.	(152,047)	Ps.	17,985	Ps.	214,237	Ps.	2,706,247	Ps.	2,622,784
			Ps.	7,054,546	Ps.	(152,047)	Ps.	10,453	Ps.	238,235	Ps.	6,674,717	Ps.	6,712,834

At December 31, 2020, the Company has used the total amount of these credit lines as shown below:

	Credit line balance in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2020		used in pesos		amortization		interests - Net		Short		Long		value(*)

Santander, S. A.			Ps.	2,000,000			Ps.	(5,133)			Ps.	1,994,867	Ps.	1,989,862
BBVA Bancomer, S. A.				1,980,000	Ps.	(20,000)		16,343	Ps.	322,209		1,654,134		1,957,415
Total México		—	Ps.	3,980,000	Ps.	(20,000)	Ps.	11,210	Ps.	322,209	Ps.	3,649,001	Ps.	3,947,277
Banco Popular de Puerto Rico	USD	10,000	Ps.	199,087			Ps.	15	Ps.	199,102			Ps.	199,188

Bancolombia, S. A.	COP	125,250,000		984,985		(69,959)		9,410		81,758		842,678		752,072
Corpbanca Colombia, S. A.		85,170,000		670,111		(47,572)		7,511		55,565		574,485		511,409
Banco Davivienda, S. A.		75,149,985		591,130		(41,975)		6,098		49,012		506,241		451,243
Banco de Bogotá, S. A.		30,894,211		242,820		(17,256)		1,893		20,227		207,230		185,511
Banco de Occidente, S. A.		30,894,228		242,818		(17,256)		1,758		20,100		207,220		185,511
Banco Popular, S. A.		6,679,029		52,292		(3,731)		(213)		4,475		43,873		40,110
Banco AV Villas, S. A.		6,680,000		52,558		(3,731)		589		4,358		45,058		40,110
Servicios Financieros, S. A.		6,680,000		52,297		(3,731)		(467)		4,230		43,869		40,110
Bancolombia, S. A.		8,128,400		67,697		(20,309)		91		47,479		—		47,957
Total Airplan	COP	375,525,853	Ps.	2,956,708	Ps.	(225,520)	Ps.	26,670	Ps.	287,204	Ps.	2,470,654	Ps.	2,254,033

			Ps.	7,135,795	Ps.	(245,520)	Ps.	37,895	Ps.	808,515	Ps.	6,119,655	Ps.	6,400,498

(*)The following variables were used to determine the fair values of the loans at December 31, 2019 and 2020.

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps. 605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP535,125,402 (Ps.3,408,442).

Mexico:

2019:

•	TIIE28 Discount Rate as of December 31, 2019.
•	Probability of default of ASUR as of December 31, 2019.
•	Default Swaps (CDS) of Mexico as of December 31, 2019.

2020:

•	TIIE28 Discount Rate as of December 31, 2020.
•	Probability of default of ASUR as of December 31, 2020.
•	Default Swaps (CDS) of Mexico as of December 31, 2020.

Airplan:

2019:

•	Reference Discount Rate in Colombia as of December 31, 2019.
•	Probability of default of ASUR as of December 31, 2019.
•	Credit Default Swaps (CDS) of Colombia as of December 31, 2019.

2020:

•	Reference Discount Rate in Colombia as of December 31, 2020.
•	Probability of default of ASUR as of December 31, 2020.
•	Credit Default Swaps (CDS) of Colombia as of December 31, 2020.

Aerostar:

2020:

•	Yield to Maturity through the BB-rating curve by industrial sector at December 31, 2020.

Level 2 of fair value hierarchy at December 31, 2019 and 2020, respectively.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13: The valuation technique used, which is recognized in the financial environment, was estimated future cash flows discounted at their present value using market information available at the valuation date.

Mexico:

In October 2017, the Company acquired a new loan with BBVA Bancomer of Ps.2,000,000, with a term of seven years, which will be amortized in nine semiannual payments from October 2020 to October 2024 at the TIIE rate of 28 days plus 1.25 points. On that same date, the Company acquired a loan with Banco Santander of Ps.2,000,000. The loan has a term of five years, maturing on October 27, 2022 at the TIIE rate of 28 days plus 1.25 points.

In terms of the credits in pesos granted by BBVA Bancomer, the Company is obliged to maintain a consolidated leverage level not exceeding 3.5x calculated as a total financial debt between the (operating profit calculated before taxes, interest expenses, plus depreciation plus amortization at consolidated level) EBITDA for the twelve months prior to the end of each quarter and a minimum interest coverage of 3.0x, calculated as EBITDA between the financial expenses associated with the total financial debt for the 12 months before the end of each quarter. During 2020 the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2020, the Consolidated Leverage Ratio calculated under the contract was 2.7x, which does not exceed the 3.5x established. In turn, the Debt Coverage Ratio at December 31, 2020 was 5.2x covering the minimum required of 3.0x as stated in the contract.

In terms of the credit in pesos granted by Santander, the Company is obliged to maintain a leverage level on the last day of each fiscal quarter of no more than 3.5x and a minimum interest coverage ratio of 3.0x, both reasons calculated by the 12 months before each quarter. The calculation for the Leverage Ratio and Interest Coverage Ratio will be performed considering the Company’s share in the income/loss of its subsidiaries and other companies in which it holds interest. During the year the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2020, the Leverage Ratio calculated under the contract was 2.4x, which does not exceed the 3.5x set. In turn, the Debt Coverage Ratio at December 31, 2010 was 5.8x covering the minimum required of 3.0x as stated in the contract.

The Company must refrain from creating, incurring, assuming or generating the existence of any lien on its assets, assets and rights, as well as refraining from assuming obligations of third-party accounts, becoming jointly bound or granting a type of personal real guarantee or fiduciary to guarantee its own or third party obligations that are relevant or may have a significant adverse effect on the payment of the credit. During the year the Company fulfilled these financial obligations.

On June 29, 2020, the Company entered into a line of credit with BBVA Bancomer for Ps.1,500,000, for a term of eighteen months counted as from that date, thus falling due on December 29, 2021. The loan is subject to 28-Day Interbank Equilibrium Interest Rate (28 Day TIIE) plus 1.5%. Funds arising from this line of credit may be used for general corporate purposes, expenses and commissions relating to the loan. As of December 31, 2020, the Company has not used the funds arising from the credit line.

Airplan:

On June 1, 2015, the Company incurred a new long-term syndicated loan of COP440,000,000 Colombian pesos (Ps.2,897,404) payable in 2027 with a three-year grace period for the payment of principal.

The participants of this syndicated loan are:

	Amount
Entity	(COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

Financial obligations

Airplan is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: This consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP440,000,000 (Ps.2,897,404).

On September 11, 2020, the Company obtained a short-term loan from Bancolombia amounting to COP11,612,000 (Ps.67,041), for ten months at a DTF rate plus 1.7%, with monthly principal amortization and interest payment at an effective rate of 4.43%.

Maintain the capital structure: This addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%.

Maintain the index of debt coverage: This refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

Airplan failed to comply with its obligation related to the Debt Coverage Ratio at September 30 and December 31, 2020. Airplan, obtained from all participating banking institutions of the syndicated loan, in August 2020 a waiver for the breach of the obligation referring to the indicator of the debt coverage index covering the measurement date of September 30, December 31, 2020 and until the measurement date of the first quarter March 31, 2021. In accordance with Company's projections, noncompliance with the obligation is expected for 2021. Therefore, as of the date of these Consolidated Financial Statements, the banking institutions involved in the syndicated loan exempted the Company from compliance with the Debt Coverage Ratio until the measurement date for the first quarter of 2022. These waivers do not represent expenses or penalties to the entity. With the waivers described above, the Company has coverage for a possible noncompliance and is exempted from any penalties or negative effect in case of noncompliance with the Debt Coverage Ratio until the measurement date of March 31, 2022.

Aerostar

On April 1, 2020, the Company drew down its revolving credit line with Banco Popular de Puerto Rico, approved as of December 18, 2015, for USD10,000 (approximately Ps.239,200) and, through an amendment dated October 22, 2018 the Company received an extension for a maximum term of three years falling due on December 18, 2021, at a Prime or Fed Funds Rate less 0.50%, and whose prepayment can be made at any moment. The resources of this credit line can be used for working capital purposes and for investment projects.

During the term of the loan, Aerostar is financially obliged to keep a Debt Coverage Ratio higher than 1.0x on the measurement date of each quarterly closing. At December 31, 2020, the Debt Coverage Ratio was 3.1x.

On December 30, 2020, Aerostar obtained an unsecured revolving credit line with Banco Popular de Puerto Rico for USD20,000 (approximately Ps.399,010), for a term of three years and the possibility of making prepayments at any moment during the term of the contract, with interest at Prime rate plus 0.50%. The Company will pay 0.15% for unused credit line, which will be calculated on the average amount of unused principal during the year. To date, the Company has not used the credit line.